Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BLACKROCK FUNDS
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Sep. 27, 2024